5. STOCK OPTIONS	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
5. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at September 30, 2016. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

As of September 30, 2016, the Company has issued and outstanding options to purchase a total of 112 shares of common stock pursuant to the Plan, at a weighted average exercise price of $29,360.00 per share.

The fair value of stock options granted in the period ended September 30, 2015 were estimated using the Black-Scholes option pricing model. No options were issued during the period ended September 30, 2016.

Stock option activity for September 30, 2016 as follows:

	2016
		Weighted Average Exercise
	Shares	Price
Outstanding at beginning of year	132	$36,000.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(21)	$74,160.00
Outstanding at end of year	112	$29,376.00